April 2, 2020

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: BNY Mellon Investment Funds VI

-BNY Mellon Balanced Opportunity Fund
 1933 Act File No.: 333-104120
 1940 Act File No.: 811-21327
 CIK No.: 0001224568

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectus and Statement of Additional Information for the above-referenced Fund, that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 41 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 26, 2020.

Please address any comments or questions to my attention at 412-236-9672.

Sincerely,

/s/ Bethany L. Marangoni
Bethany L. Marangoni
Analyst/Paralegal